MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 6, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Funds found under the heading Portfolio Managers in the section titled Management on pages 47, 58, 69, 80, 91, 102, 113, 124, 135, and 146:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
Effective immediately, the following information replaces the information related to Anne Lester under J.P. Morgan Investment Management Inc. (“J.P. Morgan”) found beginning on page 170 of the Prospectus under the heading Subadviser and Portfolio Managers in the section titled Management of the Funds:
Anne Lester
is a portfolio manager of each MassMutual RetireSMART by JPMorgan Fund. Ms. Lester, Managing Director, joined J.P. Morgan in 1992 and is Head of Retirement Solutions. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of each Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS IN RET-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2020-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2025-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2030-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2035-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2040-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2045-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2050-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2055-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Fund”)
Supplement dated March 6, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective immediately, the following information replaces the information related to Anne Lester for the Fund found under the heading Portfolio Managers in the section titled Management:
Anne Lester is a Managing Director, the Head of Retirement Solutions, and a portfolio manager at J.P. Morgan. She has managed the Fund since September 2018. Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of the Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS 2060-20-01

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 6, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, following information supplements the information related to Anne Lester found under J.P. Morgan Investment Management Inc. beginning on page B-109 in the section titled Appendix C—Additional Portfolio Manager Information:
Effective July 31, 2020, Ms. Lester will retire from J.P. Morgan. Ms. Lester will continue to serve as a portfolio manager of each Fund until April 30, 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M (RS)-20-01